UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory LLC
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $134,118 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMOUR RESIDENTIAL REIT INC    COM              042315101      191    26860 SH       SOLE                    26860        0        0
AT&T INC                       COM              00206R102      354     9925 SH       SOLE                     9925        0        0
BANK OF AMERICA CORPORATION    COM              060505104      103    12651 SH       SOLE                    12651        0        0
COCA COLA CO                   COM              191216100      208     2661 SH       SOLE                     2661        0        0
DIREXION SHS ETF TR            LATN AM BULL3X   25459Y652      256     4000 SH       SOLE                     4000        0        0
EXXON MOBIL CORP               COM              30231G102      362     4241 SH       SOLE                     4241        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     4601   262321 SH       SOLE                   262321        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108       39    10374 SH       SOLE                    10374        0        0
GENERAL ELECTRIC CO            COM              369604103      237    11386 SH       SOLE                    11386        0        0
HOVNANIAN ENTERPRISES INC      CL A             442487203      242    83500 SH       SOLE                    83500        0        0
HUDSON CITY BANCORP            COM              443683107       68    10736 SH       SOLE                    10736        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      656     3356 SH       SOLE                     3356        0        0
ISHARES GOLD TRUST             ISHARES          464285105      812    52216 SH       SOLE                    52216        0        0
ISHARES TR                     BARCLY USAGG B   464287226     5117    45972 SH       SOLE                    45972        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    16087   153632 SH       SOLE                   153632        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     3266    29667 SH       SOLE                    29667        0        0
ISHARES TR                     EAFE MIN VOLAT   46429B689     5691   110809 SH       SOLE                   110809        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1654    14064 SH       SOLE                    14064        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2374    21572 SH       SOLE                    21572        0        0
JOHNSON & JOHNSON              COM              478160104     1308    19372 SH       SOLE                    19372        0        0
KB HOME                        COM              48666K109      220    22500 SH       SOLE                    22500        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     4109    77013 SH       SOLE                    77013        0        0
PIMCO ETF TR                   BROAD US TIPS    72201R403     1352    22584 SH       SOLE                    22584        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    12665   235716 SH       SOLE                   235716        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     5706   228257 SH       SOLE                   228257        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100      198    29440 SH       SOLE                    29440        0        0
RYDEX ETF TRUST                GUG RUSS MCP EQL 78355W577      568    17488 SH       SOLE                    17488        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    12178   245922 SH       SOLE                   245922        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1342    57324 SH       SOLE                    57324        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     6695   204880 SH       SOLE                   204880        0        0
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508     1317    51237 SH       SOLE                    51237        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     1363    44759 SH       SOLE                    44759        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1363    38324 SH       SOLE                    38324        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1149    20035 SH       SOLE                    20035        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3245    82233 SH       SOLE                    82233        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3216    54634 SH       SOLE                    54634        0        0
SPDR SERIES TRUST              DJ MID CAP ETF   78464A847     4119    67013 SH       SOLE                    67013        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    24847  1017084 SH       SOLE                  1017084        0        0
SPDR SERIES TRUST              S&P 600 SML CAP  78464A813     4187    59366 SH       SOLE                    59366        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      277     3524 SH       SOLE                     3524        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      376     8466 SH       SOLE                     8466        0        0